Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis of preparation and accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
	Net result
	2020	2019	2018
In accordance with IFRS-EU (attributable to the shareholders of the parent)	2,485	4,781	4,703
Adjustment of the EU IAS 39 carve-out	-410	-1,181	148
Tax effect of the adjustment 1)	176	303	-90
Effect of adjustment after tax	-234	-878	58

In accordance with IFRS-IASB (attributable to the shareholders of the parent)	2,250	3,903	4,761
Non-controlling interests	78	99	108
In accordance with IFRS-IASB Total net result	2,329	4,001	4,869
1) includes the effect of changes in tax rate.

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	Total Equity
	2020	2019	2018
In accordance with IFRS-EU (attributable to the shareholders of the parent)	54,637	53,769	50,932
Adjustment of the EU IAS 39 carve-out	-4,081	-3,658	-2,460
Tax effect of the adjustment	1,063	885	577
Effect of adjustment after tax	-3,018	-2,773	-1,883

Shareholders’ equity	51,619	50,996	49,049
Non-controlling interests	1,022	893	803
In accordance with IFRS-IASB Total Equity	52,640	51,889	49,851